S000038931 [Member] Investment Objectives and Goals - iShares Core MSCI Total International Stock ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF Ticker: IXUSStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities.